Schedule II - Valuation and Qualifying Accounts - Schedule of Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance		$ 53	[1]	$ 34	[1]	$ 54
Charged (credited) to income		(128)		289		(20)
Charged to other accounts		0		0		0
Deductions from reserve		(146)		270		0
Balance	[1]	71		53		34
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance		4,884		5,007		3,931
Charged (credited) to income		(1,165)		(123)		1,076
Charged to other accounts		0		0		0
Deductions from reserve		0		0		0
Balance		$ 3,719		$ 4,884		$ 5,007

[1]	Accounts written off, net of recoveries.